Revenue - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Revenue from Contract with Customer [Abstract]
Deferred revenue recognized	$ 2,200	$ 1,300
Accounts receivable net of unbilled accounts receivable current			$ 800
Unbilled accounts receivable current	1,224	475	200
Contract with customer liability current	4,606	2,146	$ 1,700
Capitalized contract costs net	800	500
Amortization of capitalized contract costs	$ 300	$ 100